Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total		Warrants, Reverse Recapitalization	Convertible Notes, Reverse Recapitalization	Convertible Notes, Reverse Recapitalization, Interest Forfeit	Previously Reported	Retroactive application of reverse recapitalization	Series 1 Preferred Stock	Redeemable Convertible Preferred Stock	Series G Preferred Stock	Series H Preferred Stock	Common Stock		Common Stock Warrants, Reverse Recapitalization	Common Stock Convertible Notes, Reverse Recapitalization	Common Stock Previously Reported		Common Stock Retroactive application of reverse recapitalization		Common Stock Redeemable Convertible Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital Warrants, Reverse Recapitalization	Additional Paid-In Capital Convertible Notes, Reverse Recapitalization	Additional Paid-In Capital Convertible Notes, Reverse Recapitalization, Interest Forfeit	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of reverse recapitalization	Additional Paid-In Capital Redeemable Convertible Preferred Stock	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning balance (in shares) at Apr. 24, 2022	[1]	18,644,339					10,085,612	8,558,727
Beginning balance at Apr. 24, 2022		$ 52,218					$ 52,218
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[1]										194,104	24,647
Issuance of shares											$ 1,050	$ 200
Ending balance (in shares) at Apr. 30, 2023	[2]	18,863,090	[1]				10,203,945	8,659,145
Ending balance at Apr. 30, 2023		$ 53,468					$ 53,468				3,550	7,700
Shares, beginning balance (in shares) at Apr. 24, 2022	[1]												11,400,833				6,167,254		5,233,579
Beginning balance at Apr. 24, 2022		(109,556)					(109,556)						$ 1				$ 62		$ (61)			$ 1,711				$ 1,650	$ 61		$ (111,268)	$ (111,268)
Increase (Decrease) in Stockholders' Equity
Net loss		(7,525)																											(7,525)
Issuance of warrants		1,722																				1,722
Change in the redemption value of the redeemable convertible preferred stock		0
Exercise of stock options (in shares)	[1]												21,643
Exercise of stock options		66																				66
Stock-based compensation		295																				295
Transfer of warrants related to business combination		$ 0
Shares, ending balance (in shares) at Apr. 30, 2023		11,422,476											11,422,476	[1],[2]			6,178,962	[2]	5,243,514	[2]
Ending balance at Apr. 30, 2023		$ (114,998)					$ (114,998)	$ 0					$ 1				$ 62		$ (61)			3,794				3,733	61		(118,793)	(118,793)
Increase (Decrease) in Temporary Equity
Accretion of Cumulative Dividends		134
Change in the redemption value of the redeemable convertible preferred stock		$ 1,423
Ending balance (in shares) at Jul. 23, 2023	[2]	20,851,710
Ending balance at Jul. 23, 2023		$ 73,488
Increase (Decrease) in Stockholders' Equity
Net loss		(3,046)																											(3,046)
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(134)																				(134)
Change in the redemption value of the redeemable convertible preferred stock		(1,423)																				(1,423)
Stock-based compensation		141																				141
Shares, ending balance (in shares) at Jul. 23, 2023	[2]												11,422,476
Ending balance at Jul. 23, 2023		$ (119,460)											$ 1									2,378							(121,839)
Beginning balance (in shares) at Apr. 30, 2023	[2]	18,863,090	[1]				10,203,945	8,659,145
Beginning balance at Apr. 30, 2023		$ 53,468					$ 53,468				3,550	7,700
Ending balance (in shares) at Oct. 15, 2023	[2]	20,989,710
Ending balance at Oct. 15, 2023		$ 75,262
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476											11,422,476	[1],[2]			6,178,962	[2]	5,243,514	[2]
Beginning balance at Apr. 30, 2023		$ (114,998)					$ (114,998)	$ 0					$ 1				$ 62		$ (61)			3,794				3,733	61		(118,793)	(118,793)
Increase (Decrease) in Stockholders' Equity
Net loss		(10,329)
Change in the redemption value of the redeemable convertible preferred stock		(1,423)
Reclassification of liability-classified warrants		0
Transfer of warrants related to business combination		0
Shares, ending balance (in shares) at Oct. 15, 2023	[2]												11,422,476
Ending balance at Oct. 15, 2023		$ (128,578)											$ 1									543							(129,122)
Beginning balance (in shares) at Apr. 30, 2023	[2]	18,863,090	[1]				10,203,945	8,659,145
Beginning balance at Apr. 30, 2023		$ 53,468					$ 53,468				3,550	7,700
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[1]								2,126,620
Issuance of shares		19,843							$ 19,843
Accretion of Cumulative Dividends		878
Change in the redemption value of the redeemable convertible preferred stock		1,423
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		$ (878)
Conversion of redeemable convertible preferred stock to common stock in connection with the reverse recapitalization (in shares)	[1]	(20,989,710)
Conversion of redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		$ (74,734)
Ending balance (in shares) at Apr. 28, 2024	[1]	0
Ending balance at Apr. 28, 2024		$ 0									0	0
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476											11,422,476	[1],[2]			6,178,962	[2]	5,243,514	[2]
Beginning balance at Apr. 30, 2023		$ (114,998)					$ (114,998)	$ 0					$ 1				$ 62		$ (61)			3,794				$ 3,733	$ 61		(118,793)	$ (118,793)
Increase (Decrease) in Stockholders' Equity
Net loss		(6,789)																											(6,789)
Issuance of warrants		173		$ 24,592																		196	$ 24,592						(23)
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(878)																				(878)
Change in the redemption value of the redeemable convertible preferred stock		$ (1,423)																				(1,423)
Exercise of stock options (in shares)		47,395											45,322	[1]
Stock-based compensation		$ 1,178																				1,178
Reclassification of liability-classified warrants		(894)																				(894)
Exercise of warrants (in shares)	[1]												296,053		655,213	924,304					20,989,710
Exercise of warrants		2,203			$ 5,000	$ 890				$ 74,734											$ 2	2,203		$ 5,000	$ 890			$ 74,732
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization (in shares)	[1]												87,755
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		878																				878
Issuance of common stock in the reverse recapitalization pursuant to the BCA (in shares)	[1]												5,447,203
Issuance of common stock in the reverse recapitalization pursuant to the BCA		0											$ 1									(1)
Transfer of warrants related to business combination		(29,824)																				(29,824)
Transaction costs incurred in connection with the reverse recapitalization and registration statements		(23,958)																				(23,958)
Issuance of common stock as payment for Legacy Pinstripes transaction costs incurred in connection with the reverse recapitalization (in shares)	[1]												50,000
Issuance of common stock as settlement for the unpaid accrued interest on the convertible notes (in shares)	[1]												13,749
Issuance of common stock as settlement for the unpaid accrued interest on the convertible notes		138																				138
Prior period adjustment		$ (178)																											(178)
Issuance of common stock related to the close of the business combination (in shares)	[1]												156,000
Shares, ending balance (in shares) at Apr. 28, 2024		40,087,785											40,087,785	[1]
Ending balance at Apr. 28, 2024		$ (69,156)											$ 4									56,623							(125,783)
Beginning balance (in shares) at Jul. 23, 2023	[2]	20,851,710
Beginning balance at Jul. 23, 2023		$ 73,488
Increase (Decrease) in Temporary Equity
Accretion of Cumulative Dividends		$ 394
Ending balance (in shares) at Oct. 15, 2023	[2]	20,989,710
Ending balance at Oct. 15, 2023		$ 75,262
Shares, beginning balance (in shares) at Jul. 23, 2023	[2]												11,422,476
Beginning balance at Jul. 23, 2023		(119,460)											$ 1									2,378							(121,839)
Increase (Decrease) in Stockholders' Equity
Net loss		(7,283)																											(7,283)
Issuance of warrants		173																				173
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(394)																				(394)
Stock-based compensation		220																				220
Reclassification of liability-classified warrants		(1,834)																				(1,834)
Shares, ending balance (in shares) at Oct. 15, 2023	[2]												11,422,476
Ending balance at Oct. 15, 2023		$ (128,578)											$ 1									543							(129,122)
Shares, beginning balance (in shares) at Dec. 28, 2023		17,422,009
Shares, ending balance (in shares) at Dec. 29, 2023		39,918,036
Beginning balance (in shares) at Apr. 28, 2024	[1]	0
Beginning balance at Apr. 28, 2024		$ 0									0	0
Ending balance (in shares) at Jul. 21, 2024		0
Ending balance at Jul. 21, 2024		$ 0
Shares, beginning balance (in shares) at Apr. 28, 2024		40,087,785											40,087,785	[1]
Beginning balance at Apr. 28, 2024		$ (69,156)											$ 4									56,623							(125,783)
Increase (Decrease) in Stockholders' Equity
Net loss		(10,006)																											(10,006)
Stock-based compensation		546																				546
Transaction costs incurred in connection with the reverse recapitalization and registration statements		(101)																				(101)
Prior period adjustment		25																				28							(3)
Shares, ending balance (in shares) at Jul. 21, 2024													40,087,785
Ending balance at Jul. 21, 2024		$ (78,692)											$ 4									57,096							(135,792)
Beginning balance (in shares) at Apr. 28, 2024	[1]	0
Beginning balance at Apr. 28, 2024		$ 0									$ 0	$ 0
Ending balance (in shares) at Oct. 13, 2024		0
Ending balance at Oct. 13, 2024		$ 0
Shares, beginning balance (in shares) at Apr. 28, 2024		40,087,785											40,087,785	[1]
Beginning balance at Apr. 28, 2024		$ (69,156)											$ 4									56,623							(125,783)
Increase (Decrease) in Stockholders' Equity
Net loss		(19,316)
Change in the redemption value of the redeemable convertible preferred stock		$ 0
Exercise of stock options (in shares)		0
Reclassification of liability-classified warrants		$ 1,864
Transfer of warrants related to business combination		$ (1,012)
Shares, ending balance (in shares) at Oct. 13, 2024		40,087,785											40,087,785
Ending balance at Oct. 13, 2024		$ (88,854)											$ 4									56,244							(145,102)
Beginning balance (in shares) at Jul. 21, 2024		0
Beginning balance at Jul. 21, 2024		$ 0
Ending balance (in shares) at Oct. 13, 2024		0
Ending balance at Oct. 13, 2024		$ 0
Shares, beginning balance (in shares) at Jul. 21, 2024													40,087,785
Beginning balance at Jul. 21, 2024		(78,692)											$ 4									57,096							(135,792)
Increase (Decrease) in Stockholders' Equity
Net loss		(9,310)																											(9,310)
Issuance of warrants		67																				67
Stock-based compensation		519																				519
Reclassification of liability-classified warrants		(1,864)																				(1,864)
Transaction costs incurred in connection with the reverse recapitalization and registration statements		$ 25																				25
Shares, ending balance (in shares) at Oct. 13, 2024		40,087,785											40,087,785
Ending balance at Oct. 13, 2024		$ (88,854)											$ 4									$ 56,244							$ (145,102)

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 3.
[2]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 2.